Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Remaining six months	$ 422
1 year	759	617
2 year	574	639
3 year		532
Total minimum lease payments	1,755	1,788
Less: imputed interest	(262)	(336)
Present value of future minimum lease payments	1,493	1,452
Less: current obligations under leases	(642)	(428)	$ (318)
Long-term lease obligations	$ 851	$ 1,024	$ 1,280